UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Centaur International  Management Company LLC
Address: 500 West Putnam Avenue
         Greenwich, CT  06830-6086

13F File Number:  028-13142

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Grace Brescia
Title:     Chief Compliance Officer
Phone:     203-618-3451

Signature, Place, and Date of Signing:

     /s/  Grace Brescia     Greenwich, CT     November 12, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

28-13142                Formerly Agrent International Management Company LLC

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $58,489 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     NOTE 4.250% 6/0  01741RAD4     2298  1935000 PRN      SOLE                  1935000        0        0
ARCELORMITTAL SA LUXEMBOURG    NOTE 5.000% 5/1  03938LAK0     4345  3020000 PRN      SOLE                  3020000        0        0
CENTRAL EUROPEAN DIST CORP     NOTE 3.000% 3/1  153435AA0     1515  1820000 PRN      SOLE                  1820000        0        0
CEPHALON INC                   NOTE 2.000% 6/0  156708AP4     7115  5365000 PRN      SOLE                  5365000        0        0
D R HORTON INC                 NOTE 2.000% 5/1  23331ABB4     3431  3020000 PRN      SOLE                  3020000        0        0
EXTERRAN HLDGS INC             NOTE 4.250% 6/1  30225XAA1     4588  3685000 PRN      SOLE                  3685000        0        0
GREATBATCH INC                 SDCV 2.250% 6/1  39153LAB2     4388  4930000 PRN      SOLE                  4930000        0        0
HUMAN GENOME SCIENCES INC      NOTE 2.250%10/1  444903AK4     1972  1425000 PRN      SOLE                  1425000        0        0
JETBLUE AIRWAYS CORP           DBCV 6.750%10/1  477143AF8     2065  1405000 PRN      SOLE                  1405000        0        0
MAXTOR CORP                    NOTE 2.375% 8/1  577729AE6     4288  3980000 PRN      SOLE                  3980000        0        0
MESA AIR GROUP INC             COM              590479101       39   151182 SH       SOLE                   151182        0        0
MICRON TECHNOLOGY INC          NOTE 1.875% 6/0  595112AH6     3072  3690000 PRN      SOLE                  3690000        0        0
OLD REP INTL CORP              NOTE 8.000% 5/1  680223AF1     2077  1685000 PRN      SOLE                  1685000        0        0
PDL BIOPHARMA INC              COM              69329Y104      696    88340 SH       SOLE                    88340        0        0
PROSHARES TR                   PSHS ULTRSHT O&G 74347R586      153    10545 SH       SOLE                    10545        0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297      880    20000 SH       SOLE                    20000        0        0
PROTEIN DESIGN LABS INC        NOTE 2.000% 2/1  74369LAF0     1280  1340000 PRN      SOLE                  1340000        0        0
QWEST COMMUNICATIONS INTL IN   NOTE 3.500%11/1  749121BY4     1019  1010000 PRN      SOLE                  1010000        0        0
RAMBUS INC DEL                 NOTE 2/0         750917AB2     2734  2680000 PRN      SOLE                  2680000        0        0
SPDR TR                        UNIT SER 1       78462F103       29    65700 SH  PUT  SOLE                    65700        0        0
STONE ENERGY CORP              COM              861642106        9    55900 SH  PUT  SOLE                    55900        0        0
UAL CORP                       NOTE 4.500% 6/3  902549AH7      795  1010000 PRN      SOLE                  1010000        0        0
UNITED STATES STL CORP NEW     NOTE 4.000% 5/1  912909AE8     9088  5725000 PRN      SOLE                  5725000        0        0
YELLOW ROADWAY CORP            NOTE 5.000% 8/0  985577AA3      510  1000000 PRN      SOLE                  1000000        0        0
YRC WORLDWIDE INC              COM              984249102      103   139500 SH  PUT  SOLE                   139500        0        0